THE ADVISORS' INNER CIRCLE FUND

                             WHG LARGECAP VALUE FUND
                                WHG SMIDCAP FUND
                             WHG SMALLCAP VALUE FUND
                           WHG INCOME OPPORTUNITY FUND
                                WHG BALANCED FUND
                              WHG ALLCAP VALUE FUND
                                  (THE "FUNDS")

                        SUPPLEMENT DATED NOVEMBER 4, 2008
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


UNDER THE HEADING "PORTFOLIO HOLDINGS" ON PAGE S-37, THE FOLLOWING PARAGRAPH IS HEREBY ADDED UNDER THE THIRD PARAGRAPH:

              The Adviser currently has two arrangements to provide Fund portfolio holdings information (including security name, ticker symbol, CUSIP, number of shares, current market value and percentage of portfolio, as well as percentage weightings for the Fund's top ten holdings) to third parties prior to the date on which portfolio holdings information is posted on the Funds' web site. In one arrangement, the Adviser provides portfolio holdings information with respect to the WHG SMidCap Fund as of the end of each calendar quarter, with at least a 14 day lag, to MaineGeneral Health and NEPC, LLC. In the other arrangement, the Adviser provides portfolio holdings information with respect to the WHG Income Opportunity Fund as of the end of each month, with at least a 14 day lag, to PPH Investments, Ltd. The information provided to these third parties, until made publicly available, is considered confidential and will not be distributed to the public nor traded upon. The Funds believe these disclosures serve a legitimate business purpose. No compensation is received by any Fund or the Adviser in connection with the disclosure of portfolio holdings information.
               The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHG-SK-011-0100